[QUARLES & BRADY LLP LETTERHEAD]



                                                              May 5, 2008


VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington DC  20549

      Re:   Woodmen Variable Annuity Account (the "Registrant")
            1933 Reg. No. 333-101231
            1940 Act File No. 811-21254

            Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 6 to Registration Statement on Form N-4

Ladies and Gentlemen:

      This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, in connection with Post-Effective Amendment No. 6 (the "Amendment") to the Registration Statement on Form N-4 of the Registrant named above would not have contained any changes as compared to the form of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

      The Amendment was filed on April 30, 2008 and automatically became effective on May 1, 2008 pursuant to Rule 485(b). The definitive Prospectus and Statement of Additional Information are dated May 1, 2008.

                                                 Very truly yours,

                                                 QUARLES & BRADY LLP


                                                 /s/ Fredrick G. Lautz

                                                 Fredrick G. Lautz

FGL:ba
971062.40010

cc:   Joseph F. Wreschnig, Esq.
      JoAnn Abt, Esq.
      Vinita K. Paul, Esq.